Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities		$ 7,692	$ 26,156
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities		7,692	26,156
Future energy purchase commitments		$ 108,423,549	84,423,377
Energy Purchase Commitments [Member] | Enel Generacin Chile S.A.
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 329,260,529		$ 474,439